Restricted cash	12 Months Ended
Dec. 31, 2015
Restricted Cash and Investments [Abstract]
Restricted cash	Restricted cash Short term restricted cash of $6.5 million and $11.0 million at December 31, 2015 and 2014, respectively, mainly relates to tax withholding deposits.